Leases - Schedule of Operating Lease Related Assets and Liabilities (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Schedule of Operating Lease Related Assets and Liabilities [Abstract]
Operating lease right-of-use assets	$ 175,803	$ 256,117
Operating lease liabilities – current	159,420	185,154
Operating lease liabilities – non-current	30,095	96,175
Total operating lease liabilities	$ 189,515	$ 281,329
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1 year 4 months 17 days	1 year 9 months 25 days
Weighted average discount rate	3.00%	3.00%